Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	USD ($)	TWD ($)	Common Stock USD ($)	Common Stock TWD ($)	Additionalpaid-in Capital USD ($)	Additionalpaid-in Capital TWD ($)	Treasury Stocks USD ($)	Treasury Stocks TWD ($)	Share Options USD ($)	Share Options TWD ($)	Restricted Stocks USD ($)	Restricted Stocks TWD ($)	Accumulated Deficit USD ($)	Accumulated Deficit TWD ($)	Exchange Difference on Translation of Foreign Financial Statements USD ($)	Exchange Difference on Translation of Foreign Financial Statements TWD ($)	Unearned Compensation USD ($)	Unearned Compensation TWD ($)
Balance at Dec. 31, 2016		$ 1,803,542		$ 557,306		$ 1,835,958		$ 7,009		$ 213,379		$ 22,562		$ (824,662)		$ 1,684		$ (9,694)
Net loss		(873,962)												(873,962)
Other comprehensive loss		(3,520)												(124)		(3,396)
Total comprehensive loss		(877,482)												(874,086)		(3,396)
Issuance of restricted stocks to employees		4,375		5,000								22,489						(23,114)
Share-based payments		57,149								52,835								4,314
Share options forfeited						37,000				(37,000)
Cancellation of restricted stocks		(300)		(316)								16
Restricted stocks vested						10,312						(17,273)						6,961
Capital surplus used to cover accumulated deficit						(824,662)								824,662
Balance at Dec. 31, 2017		987,284		561,990		1,058,608		7,009		229,214		27,794		(874,086)		(1,712)		(21,533)
Effects of retrospective application of newstandards		(7,941)												(7,941)
Balance after adjustments		979,343		561,990		1,058,608		7,009		229,214		27,794		(882,027)		(1,712)		(21,533)
Net loss		(901,574)												(901,574)
Other comprehensive loss		(1,254)												(527)		(727)
Total comprehensive loss		(902,828)												(902,101)		(727)
Issuance of new share capital, net of issuance costs of $100,499 thousand		550,857		78,311		472,546
Issuance of restricted stocks to employees		438		500								3,539						(3,421)
Share-based payments		41,386								27,570								13,816
Share options forfeited						69,935				(69,935)
Cancellation of restricted stocks				(350)								350
Restricted stocks vested						5,813						(5,813)
Capital surplus used to cover accumulated deficit						(874,086)								874,086
Balance at Dec. 31, 2018		669,196		640,451		732,816		7,009		186,849		25,690		(910,042)		(2,439)		(11,138)
Net loss	$ (26,999)	(807,522)												(807,522)		0
Other comprehensive loss	(93)	(2,782)												(211)		(2,571)
Total comprehensive loss	(27,092)	(810,304)												(807,733)		(2,571)
Issuance of new share capital, net of issuance costs of $100,499 thousand		836,400		102,000		734,400
Share-based payments		26,793								18,223								8,570
Share options forfeited						36,216				(36,216)
Cancellation of restricted stocks		(175)		(512)								337
Restricted stocks vested						9,006						(9,006)
Balance at Dec. 31, 2019	$ 24,137	$ 721,910	$ 24,806	$ 741,939	$ 50,566	$ 1,512,438	$ 234	$ 7,009	$ 5,645	$ 168,856	$ 570	$ 17,021	$ 57,431	$ 1,717,775	$ 167	$ 5,010	$ 86	$ (2,568)